Valuation And Qualifying Accounts and Reserves	12 Months Ended
May. 31, 2015
Valuation And Qualifying Accounts and Reserves

RPM International Inc. and Subsidiaries

Valuation And Qualifying Accounts and Reserves

(In thousands)	Balance at Beginning of Period	Additions Charged to Selling, General and Administrative		Acquisitions (Disposals) of Businesses and Reclassifications			(Deductions) Additions		Balance at End of Period
Year Ended May 31, 2015
Current:
Allowance for doubtful accounts	$27,641		$4,929		$1,715		$(9,759	)(1)	$24,526

Accrued product liability reserves	$10,589		$1,151		$579		$(403	)(2)	$11,916

Accrued loss reserves	$2,731		$937		$1,113	(3)	$(3,398	)(2)	$1,383

Noncurrent:
Accrued product liability	$29,653		$10,034	$			$(9,919	)(2)	$29,768

Environmental reserves	$2,005		$1,715		$1,370	(3)	$(1,592	)(2)	$3,498

Year Ended May 31, 2014
Current:
Allowance for doubtful accounts	$28,904		$7,618	$			$(8,881	)(1)	$27,641

Accrued product liability reserves	$15,582		$3,186	$			$(8,179	)(2)	$10,589

Accrued loss reserves	$3,418		$275		$494	(3)	$(1,456	)(2)	$2,731

Noncurrent:
Accrued product liability	$29,489		$4,968	$			$(4,804	)(2)	$29,653

Environmental reserves	$3,274	$			$(494	)(3)	$(775	)(2)	$2,005

Year Ended May 31, 2013
Current:
Allowance for doubtful accounts	$26,507		$9,799		$—		$(7,402	)(1)	$28,904

Accrued product liability reserves	$11,736		$5,499		$—		$(1,653	)(2)	$15,582

Accrued loss reserves	$3,580		$195		$227	(3)	$(584	)(2)	$3,418

Noncurrent:
Accrued product liability	$28,592		$7,653	$			$(6,756	)(2)	$29,489

Environmental reserves	$3,952		$(60)		$(227	)(3)	$(391	)(2)	$3,274

(1)	Uncollectible accounts written off, net of recoveries

(2)	Primarily claims paid during the year, net of insurance contributions

(3)	Primarily transfers between current and noncurrent